Trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade accounts receivable	R$ 4,815,750	R$ 3,908,773
Gross accounts receivable	5,486,319	4,538,512
Provision for expected credit losses	(670,569)	(629,739)
Current portion	(4,677,935)	(3,709,766)
Non-current portion	137,815	199,007
Billed Services [Member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	2,481,786	2,237,551
Unbilled Services [Member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	1,302,906	1,036,339
Network Use [Member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	992,414	750,054
Goods Sold [Member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	684,858	494,279
Contract assets [member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	24,027	19,957
Other Accounts Receivable [Member]
IfrsStatementLineItems [Line Items]
Gross accounts receivable	R$ 328	R$ 332